Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
Common Stock - 132.8%(1)	Shares	Fair Value

Marine Transportation - 2.7%(1)
Monaco - 2.7%(1)
GasLog Partners LP	91,843	$1,740,425

Natural Gas/Natural Gas Liquids Pipelines - 11.4%(1)
United States - 11.4%(1)
Cheniere Energy, Inc.	64,300	3,839,353
Equitrans Midstream Corporation	267,875	3,613,634
		7,452,987
Natural Gas Gathering/Processing - 5.0%(1)
United States - 5.0%(1)
Targa Resources Corp.	14,000	505,680
The Williams Companies, Inc.	117,774	2,779,467
		3,285,147
Oil and Gas Production - 86.3%(1)
United States - 86.3%(1)
Cabot Oil & Gas Corporation(2)	355,200	6,081,024
Concho Resources Inc.(2)	67,300	4,922,995
Continental Resources, Inc.(2)(3)	95,600	2,791,520
Diamondback Energy, Inc.(2)	64,400	6,316,352
EOG Resources, Inc.(2)	76,200	5,653,278
EQT Corporation(2)	263,000	2,674,710
Marathon Oil Corporation(2)	346,900	4,107,296
Noble Energy, Inc.(2)	177,600	4,010,208
Occidental Petroleum Corporation(2)	64,900	2,821,852
Parsley Energy, Inc.(2)(3)	241,700	4,328,847
Pioneer Natural Resources Company(2)	42,500	5,245,350
Range Resources Corporation(2)	664,300	2,364,908
Viper Energy Partners LP(2)	70,000	2,027,900
WPX Energy, Inc.(2)(3)	279,700	3,009,572
		56,355,812
Oilfield Services - 1.2%(1)
United States - 1.2%(1)
Chart Industries, Inc.	12,417	780,285

Power/Utility - 5.9%(1)
United States - 5.9%(1)
Nextera Energy, Inc.	17,700	3,877,716

Refining - 20.3%(1)
United States - 20.3%(1)
Delek US Holdings, Inc.(2)	121,100	3,966,025
Marathon Petroleum Corporation(2)	113,700	5,595,177
Valero Energy Corporation(2)	49,400	3,718,832
		13,280,034

Total Common Stock (Cost $109,010,655)		86,772,406

Master Limited Partnerships - 8.4%(1)
Natural Gas/Natural Gas Liquids Pipelines - 8.4%(1)
United States - 8.4%(1)
Energy Transfer LP	274,437	3,735,088
Enterprise Products Partners L.P.	60,652	1,729,188
		5,464,276

Total Master Limited Partnerships (Cost $5,528,608)		5,464,276

Preferred Stock - 3.7%(1)
Natural Gas Gathering/Processing - 3.7%(1)
United States - 3.7%(1)
Targa Resources Corp., 9.500%(4)(5) (Cost $1,688,542)	1,997	2,413,691

Short-Term Investment - 0.4%(1)
United States Investment Company - 0.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02%(6) (Cost $252,277)	252,277	252,277

Total Investments - 145.3%(1) (Cost $116,480,082)		94,902,650
Total Value of Options Written (Premiums received $522,692)(7) - (0.7)%(1)		(461,810)
Other Assets and Liabilities - (0.7)%(1)		(418,803)
Credit Facility Borrowings - (43.9)%(1)		(28,700,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$65,322,037

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	Restricted securities have a total fair value of $2,413,691, which represents 3.7% of net assets. See Note 6 to the financial statements for further disclosure.
(5)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(6)	Rate indicated is the current yield as of August 31, 2019.
(7)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
Cabot Oil & Gas Corporation	September 2019	$18.75	3,356	$6,292,500	$(15,367)
Cabot Oil & Gas Corporation	September 2019	19.00	196	372,400	(1,470)
Concho Resources Inc.	September 2019	82.40	673	5,545,520	(13,946)
Continental Resources, Inc.	September 2019	35.00	956	3,346,000	(4,780)
Delek US Holdings, Inc.	September 2019	36.00	1,211	4,359,600	(33,457)
Diamondback Energy, Inc.	September 2019	115.00	644	7,406,000	(9,660)
EOG Resources, Inc.	September 2019	87.50	762	6,667,500	(3,810)
EQT Corporation	September 2019	14.00	2,630	3,682,000	(26,300)
Marathon Oil Corporation	September 2019	14.50	3,469	5,030,050	(6,938)
Marathon Petroleum Corporation	September 2019	51.50	1,137	5,855,550	(90,960)
Noble Energy, Inc.	September 2019	25.40	1,776	4,511,040	(15,698)
Occidental Petroleum Corporation	September 2019	52.00	649	3,374,800	(3,894)
Parsley Energy, Inc.	September 2019	18.45	2,417	4,459,365	(145,466)
Pioneer Natural Resources Company	September 2019	145.00	425	6,162,500	(6,375)
Range Resources Corporation	September 2019	4.85	6,643	3,221,855	(31,160)
Valero Energy Corporation	September 2019	86.00	494	4,248,400	(2,223)
Viper Energy Partners LP	September 2019	32.25	700	2,257,500	(5,667)
WPX Energy, Inc.	September 2019	11.70	2,797	3,272,490	(44,639)

Total Value of Call Options Written (Premiums received $522,692)				$80,065,070	$(461,810)

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.

NDP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$ 86,772,406	$ -	$ -	$ 86,772,406
Master Limited Partnerships(a)	5,464,276	-	-	5,464,276

Preferred Stock(a)	-	-	2,413,691	2,413,691

Short-Term Investment(b)	252,277	-	-	252,277
Total Assets	$ 92,488,959	$ -	$ 2,413,691	$ 94,902,650
Liabilities
Written Call Options	$ 156,410	$ 305,400	$ -	$ 461,810

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	NDP
Balance – beginning of period	$2,178,123
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	235,568
Balance – end of period	$2,413,691